Segment Information- Financial Information for Operations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Net Sales, EBIT, Assets continuing operations by reportable segment
Number of reportable segments | segment	3
Sales	$ 3,969.9	$ 4,484.6	$ 4,105.7
Operating Income (Loss)	487.8	634.1	510.0
Assets	5,866.4	5,496.0	5,249.2
Assets, Discontinued operations	419.6	439.0	442.6
Depreciation and amortization	224.2	205.4	190.6
Depreciation and amortization, Discontinued operations	21.5	21.7	28.6
Capital expenditures	95.5	88.9	120.7
Capital expenditures, Discontinued operations	$ 10.2	$ 19.1	$ 30.5
Customer | Net sales | Beacon Roofing Supply, Inc
Net Sales, EBIT, Assets continuing operations by reportable segment
Concentration risk (as a percent)	12.00%	11.80%	12.90%
Customer | Net sales | ABC Supply Co.
Net Sales, EBIT, Assets continuing operations by reportable segment
Concentration risk (as a percent)	12.20%	11.20%	10.00%
Customer | Net sales | Other Customers
Net Sales, EBIT, Assets continuing operations by reportable segment
Number of customers | item	0	0	0
Operating Segments
Net Sales, EBIT, Assets continuing operations by reportable segment
Sales	$ 3,969.9	$ 4,484.6	$ 4,105.7
Operating Income (Loss)	584.8	731.6	589.8
Assets	4,465.8	4,685.7	3,995.1
Depreciation and amortization	198.9	181.0	159.1
Capital expenditures	71.2	57.2	88.7
Corporate and unallocated
Net Sales, EBIT, Assets continuing operations by reportable segment
Sales	0.0	0.0	0.0
Operating Income (Loss)	(97.0)	(97.5)	(79.8)
Assets	981.0	371.3	811.5
Depreciation and amortization	3.8	2.7	2.9
Capital expenditures	14.1	12.6	1.5
Carlisle Construction Materials
Net Sales, EBIT, Assets continuing operations by reportable segment
Sales	2,995.6	3,233.3	2,880.3
Carlisle Construction Materials | Operating Segments
Net Sales, EBIT, Assets continuing operations by reportable segment
Sales	2,995.6	3,233.3	2,880.3
Operating Income (Loss)	581.6	576.0	435.4
Assets	2,045.3	2,097.8	1,870.7
Depreciation and amortization	98.0	93.9	77.9
Capital expenditures	52.0	30.1	50.0
Carlisle Interconnect Technologies
Net Sales, EBIT, Assets continuing operations by reportable segment
Sales	731.6	972.9	933.8
Carlisle Interconnect Technologies | Operating Segments
Net Sales, EBIT, Assets continuing operations by reportable segment
Sales	731.6	972.9	933.8
Operating Income (Loss)	(2.1)	131.6	117.3
Assets	1,740.9	1,880.4	1,446.4
Depreciation and amortization	77.5	63.0	58.3
Capital expenditures	14.5	23.6	27.2
Carlisle Fluid Technologies
Net Sales, EBIT, Assets continuing operations by reportable segment
Sales	242.7	278.4	291.6
Carlisle Fluid Technologies | Operating Segments
Net Sales, EBIT, Assets continuing operations by reportable segment
Sales	242.7	278.4	291.6
Operating Income (Loss)	5.3	24.0	37.1
Assets	679.6	707.5	678.0
Depreciation and amortization	23.4	24.1	22.9
Capital expenditures	$ 4.7	$ 3.5	$ 11.5